Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 44.4%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$4,002,670
Affirm Asset Securitization Trust 2020-A, 6.2300%, 2/18/25 (144A)	1,000,000	1,032,634
Affirm Asset Securitization Trust 2021-A C, 1.6600%, 8/15/25 (144A)	1,100,000	1,104,714
Affirm Asset Securitization Trust 2021-A D, 3.4900%, 8/15/25 (144A)	1,000,000	1,001,455
Affirm Asset Securitization Trust 2021-A E, 5.6500%, 8/15/25 (144A)	1,010,000	1,024,080
AGL CLO 1 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1300%, 1.3223%, 4/15/34 (144A)‡	5,000,000	5,003,045
AGL CLO 1 Ltd 2021-10A D,
ICE LIBOR USD 3 Month + 2.9000%, 3.0923%, 4/15/34 (144A)‡	10,000,000	9,999,810
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	7,751,956	8,487,075
Amercian Airlines Inc/AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26 (144A)	5,859,000	6,097,403
Apidos CLO 2013-15A A1RR,
ICE LIBOR USD 3 Month + 1.0100%, 1.2340%, 4/20/31 (144A)‡	4,209,000	4,209,669
Atrium CDO Corp 12A AR,
ICE LIBOR USD 3 Month + 0.8300%, 1.0458%, 4/22/27 (144A)‡	11,976,322	11,945,184
Bain Capital Credit CLO Ltd 2019-1A E,
ICE LIBOR USD 3 Month + 6.5800%, 6.7978%, 4/18/32 (144A)‡	2,000,000	2,000,000
Barclays Comercial Mortgage Securities LLC 2018-TALL,
ICE LIBOR USD 1 Month + 2.4370%, 2.5430%, 3/15/37 (144A)‡	11,267,000	10,847,786
BBCCRE Trust 2015-GTP, 4.5626%, 8/10/33 (144A)‡	200,000	169,590
Benchmark Mortgage Trust 2020-IG1, 3.2447%, 9/15/43‡	7,100,000	6,208,271
Benchmark Mortgage Trust 2021-B24 XA, 1.2749%, 3/15/54‡,¤	56,600,000	4,953,298
Benefit Street Partners CLO Ltd 2016-10A CRR,
ICE LIBOR USD 3 Month + 3.5000%, 3.7413%, 4/20/34 (144A)‡	6,750,000	6,749,960
Benefit Street Partners CLO Ltd 2016-10A DRR,
ICE LIBOR USD 3 Month + 6.7500%, 6.9913%, 4/20/34 (144A)‡	4,750,000	4,606,536
BlueMountain CLO XXVI Ltd 2019-24A ER,
ICE LIBOR USD 3 Month + 6.8400%, 0%, 4/20/34 (144A)‡	6,500,000	6,492,811
BlueMountain CLO XXVI Ltd 2020-30A D,
ICE LIBOR USD 3 Month + 3.9000%, 4.1201%, 1/15/33 (144A)‡	4,000,000	4,017,500
BlueMountain CLO XXVI Ltd 2021-28A A,
ICE LIBOR USD 3 Month + 1.2600%, 1.3727%, 4/15/34 (144A)‡	5,000,000	5,002,020
BlueMountain CLO XXVI Ltd 2021-28A E,
ICE LIBOR USD 3 Month + 6.4000%, 1.3560%, 4/15/34 (144A)‡	4,250,000	4,203,743
Business Jet Securities LLC 2019-1C, 6.9480%, 7/15/34 (144A)	4,024,758	4,194,639
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	7,084,389	7,276,650
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	2,850,000	2,844,892
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	3,250,000	3,252,513
BVRT Financing Trust 2021-1F M2, 2.1100%, 7/1/33‡	8,000,000	8,000,000
BVRT Financing Trust 2021-CRT2 M1, 0%, 1/10/31‡	2,140,000	2,140,000
BVRT Financing Trust 2021-CRT2 M1, 1.5813%, 1/10/31‡	6,330,000	6,330,000
BVRT Financing Trust 2021-CRT2 M2, 2.3705%, 11/10/32‡	9,000,000	9,000,000
BX Commercial Mortgage Trust 2018-BIOA F,
ICE LIBOR USD 1 Month + 2.4711%, 2.5771%, 3/15/37 (144A)‡	7,900,000	7,903,883
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.0000%, 2.1060%, 10/15/36 (144A)‡	2,727,483	2,726,668
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 2.6500%, 2.7560%, 10/15/36 (144A)‡	16,962,120	16,960,278
BX Commercial Mortgage Trust 2020-BXLP,
ICE LIBOR USD 1 Month + 2.5000%, 2.6060%, 12/15/36 (144A)‡	13,662,306	13,635,395
BX Commercial Mortgage Trust 2021-LBA EJV,
ICE LIBOR USD 1 Month + 2.0000%, 2.1060%, 2/15/36 (144A)‡	11,200,000	11,195,149
BX Commercial Mortgage Trust 2021-LBA EV,
ICE LIBOR USD 1 Month + 2.0000%, 2.1060%, 2/15/36 (144A)‡	9,000,000	8,988,657
Carvana Auto Receivables Trust 2019-1, 5.6400%, 1/15/26 (144A)	6,000,000	6,453,790
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	445,000,000	3,649,000
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	242,500,000	2,910,000
Castlelake Aircraft Securitization Trust 2016-1, 6.1500%, 8/15/41	940,203	930,801
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196	3,010,696
CBAM CLO Management 2020-13A A,
ICE LIBOR USD 3 Month + 1.4300%, 1.5845%, 1/20/34 (144A)‡	6,000,000	6,030,342
CBAM CLO Management 2021-14A A,
ICE LIBOR USD 3 Month + 1.1000%, 0%, 4/20/34 (144A)‡	15,000,000	15,001,515
CBAM CLO Management 2021-14A D,
ICE LIBOR USD 3 Month + 3.1000%, 0%, 4/20/34 (144A)‡	10,000,000	10,001,010
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.0000%, 2.1060%, 11/15/36 (144A)‡	4,788,000	4,740,626
CGDB Commercial Mortgage Trust 2019-MOB,
ICE LIBOR USD 1 Month + 2.5500%, 2.6560%, 11/15/36 (144A)‡	4,900,000	4,819,669

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	$3,759,000	$3,755,033
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000	3,327,371
CIFC Funding Ltd 2015-3A DR,
ICE LIBOR USD 3 Month + 2.5000%, 2.7234%, 4/19/29 (144A)‡	2,097,500	1,999,043
CIFC Funding Ltd 2015-5A DR,
ICE LIBOR USD 3 Month + 5.5500%, 5.7648%, 10/25/27 (144A)‡	3,450,000	3,335,750
CIFC Funding Ltd 2017-2A D,
ICE LIBOR USD 3 Month + 3.5000%, 3.7184%, 4/20/30 (144A)‡	5,230,000	5,204,587
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	10,537,245	10,533,530
Citigroup Commercial Mortgage Trust 2018-C5, 0.5933%, 6/10/51‡,¤	40,986,354	1,717,014
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,979,313	12,919,463
Cold Storage Trust 2020-ICE5 F,
ICE LIBOR USD 1 Month + 3.4925%, 3.5985%, 11/15/37 (144A)‡	6,782,635	6,825,083
Conn Funding II LP 2020-A C, 4.2000%, 6/16/25 (144A)	4,000,000	4,017,518
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 1/25/29‡	4,015,149	4,177,774
Connecticut Avenue Securities Trust 2017-C05 1M2C,
ICE LIBOR USD 1 Month + 2.2000%, 2.3086%, 1/25/30‡	11,211,032	11,234,624
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 4/25/31 (144A)‡	1,099,134	1,100,647
Connecticut Avenue Securities Trust 2018-R07 1B1,
ICE LIBOR USD 1 Month + 4.3500%, 4.4586%, 4/25/31 (144A)‡	4,000,000	4,059,713
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4086%, 8/25/31 (144A)‡	4,527,122	4,532,379
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 4.2586%, 8/25/31 (144A)‡	11,665,000	11,810,046
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 9/25/31 (144A)‡	5,678,962	5,691,927
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 9/25/39 (144A)‡	8,579,113	8,587,239
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 1/25/40 (144A)‡	6,915,603	6,895,254
Conn's Receivables Funding 2019-A LLC, 4.3600%, 10/16/23 (144A)	847,464	850,435
Conn's Receivables Funding 2019-A LLC, 5.2900%, 10/16/23 (144A)	847,464	836,360
Conn's Receivables Funding 2019-B LLC, 4.6000%, 6/17/24 (144A)	5,000,000	5,013,507
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 3.0000%, 3.1060%, 11/15/36 (144A)‡	9,817,000	9,842,643
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
ICE LIBOR USD 1 Month + 2.6500%, 2.7560%, 5/15/36 (144A)‡	13,980,000	13,963,197
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
ICE LIBOR USD 1 Month + 3.0000%, 3.2500%, 12/15/35 (144A)‡	14,800,000	14,968,884
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	15,000,000	14,981,935
CSAIL 2021-C20 XA, 1.1719%, 3/15/54‡,¤	60,531,000	4,967,952
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	1,000,000	1,042,882
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	2,848,000	2,911,893
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	11,442,000	11,618,622
DBCCRE Mortgage Trust 2019-75A AR2,
ICE LIBOR USD 3 Month + 1.0400%, 0%, 4/15/34 (144A)‡	15,000,000	15,001,485
Dryden Senior Loan Fund 2017-50A E,
ICE LIBOR USD 3 Month + 6.2600%, 6.4969%, 7/15/30 (144A)‡	2,400,000	2,363,546
Dryden Senior Loan Fund 2020-77A D2,
ICE LIBOR USD 3 Month + 4.0000%, 4.2238%, 5/20/31 (144A)‡	2,750,000	2,753,787
Dryden Senior Loan Fund 2020-83A D,
ICE LIBOR USD 3 Month + 3.5000%, 3.7373%, 1/18/32 (144A)‡	6,000,000	6,025,896
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,478,533	2,641,926
Elmwood CLO VIII Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.2400%, 6.5127%, 1/20/34 (144A)‡	5,000,000	5,002,690
Elmwood CLO VIII Ltd 2021-1A D,
ICE LIBOR USD 3 Month + 3.0000%, 3.1160%, 1/20/34 (144A)‡	3,000,000	3,000,477
Exeter Automobile Receivables Trust 2020-1A E, 3.7400%, 1/15/27 (144A)	3,000,000	3,130,092
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	1,017,000	1,147,972
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	2,000,000	2,087,608
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1086%, 7/25/25‡	4,919,764	5,032,690
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8086%, 4/25/28‡	4,914,583	5,200,127
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 3/25/31‡	6,699,359	6,669,327
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 53.7336%, 10/25/40‡	588,203	2,205,497
Fannie Mae REMICS, 3.0000%, 5/25/48	24,721	26,266
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 5.9414%, 8/25/48‡,¤	12,259,898	2,317,763
First Investors Auto Owner Trust 2018-1, 7.1600%, 8/15/25 (144A)	5,026,000	5,226,260
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,264,898

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 B1, US 30 Day Average SOFR + 7.7500%, 7.7667%, 1/25/51 (144A)‡	1,000,000	1,107,504
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M2,
US 30 Day Average SOFR + 3.7500%, 3.7667%, 1/25/51 (144A)‡	$2,000,000	$2,072,153
Freddie Mac Multifamily Structured Pass Through Certificates,
1.8696%, 11/25/47‡,¤	34,724,489	4,548,595
Freddie Mac Multifamily Structured Pass Through Certificates K116,
3.0211%, 9/25/47‡,¤	25,620,000	5,901,245
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3 B1,
ICE LIBOR USD 1 Month + 5.7500%, 5.8586%, 7/25/50 (144A)‡	5,400,000	5,629,019
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA3 M2,
ICE LIBOR USD 1 Month + 3.6000%, 3.7086%, 7/25/50 (144A)‡	4,291,779	4,326,134
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 5.3586%, 9/25/50 (144A)‡	8,939,000	9,297,375
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 4.0167%, 11/25/50 (144A)‡	5,441,430	5,534,746
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3167%, 8/25/33 (144A)‡	10,643,000	10,647,264
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 2.0685%, 3/25/25 (144A)‡	932,085	925,752
FREMF Mortgage Trust 2018-KL2P BPZ,
ICE LIBOR USD 1 Month + 2.5000%, 2.6185%, 1/25/28 (144A)‡	5,597,272	5,599,666
FREMF Mortgage Trust 2018-KSW4 B,
ICE LIBOR USD 1 Month + 2.4500%, 2.5685%, 10/25/28‡	7,307,000	7,305,697
FREMF Mortgage Trust 2019-KBF3,
ICE LIBOR USD 1 Month + 2.5000%, 2.6185%, 1/25/29 (144A)‡	18,389,000	18,608,806
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 2.2185%, 11/25/26 (144A)‡	4,666,223	4,686,036
Golden Tree Loan Management US CLO1 Ltd,
ICE LIBOR USD 3 Month + 2.6500%, 2.8684%, 4/20/29 (144A)‡	12,000,000	11,896,584
Golden Tree Loan Management US CLO1 Ltd 2017-1A A1R2,
ICE LIBOR USD 3 Month + 1.0200%, 0%, 4/20/34 (144A)‡	18,000,000	18,001,872
Golden Tree Loan Management US CLO1 Ltd 2017-1A ER2,
ICE LIBOR USD 3 Month + 6.5000%, 0%, 4/20/34 (144A)‡	5,000,000	5,000,000
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 5.4391%, 1/20/44‡,¤	582,098	107,358
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 6.0439%, 10/16/55‡,¤	640,085	119,887
Government National Mortgage Association, 0.3968%, 1/16/60‡,¤	18,428,192	796,172
Great Wolf Trust,
ICE LIBOR USD 1 Month + 2.7320%, 2.8380%, 12/15/36 (144A)‡	13,500,000	13,140,685
Great Wolf Trust,
ICE LIBOR USD 1 Month + 3.1310%, 3.2370%, 12/15/36 (144A)‡	3,899,000	3,729,689
GS Mortgage Securities Trust 2012-GC6 C, 5.6515%, 1/10/45 (144A)‡	5,193,000	5,114,719
GS Mortgage Securities Trust 2020-UPTN E, 3.2460%, 2/10/37 (144A)‡	3,000,000	2,878,025
GS Mortgage Securities Trust 2020-UPTN F, 3.2460%, 2/10/37 (144A)‡	2,500,000	2,402,316
Hertz Fleet Lease Funding LP 2017-1 E, 5.8000%, 4/10/31 (144A)	2,500,000	2,557,077
Hertz Fleet Lease Funding LP 2018-1 E, 5.5500%, 5/10/32 (144A)	1,870,000	1,881,362
Hertz Fleet Lease Funding LP 2019-1 E, 4.6200%, 1/10/33 (144A)	2,562,000	2,579,172
Highbridge Loan Management Ltd 3A-2014 CR,
ICE LIBOR USD 3 Month + 3.6000%, 3.8234%, 7/18/29 (144A)‡	1,600,000	1,554,026
HIN Timeshare Trust 2020-A, 3.4200%, 10/9/39 (144A)	1,021,624	1,061,912
Kayne CLO 10 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1700%, 0%, 4/23/34 (144A)‡	12,500,000	12,512,825
KNDL Mortgage Trust 2019-KNSQ F,
ICE LIBOR USD 1 Month + 2.0000%, 2.1060%, 5/15/36 (144A)‡	2,000,000	1,987,016
LCM LP XIV, ICE LIBOR USD 3 Month + 1.0400%, 3.6211%, 7/20/31 (144A)‡	4,640,000	4,628,400
Life Financial Services Trust 2021-BMR E,
ICE LIBOR USD 1 Month + 1.7500%, 0%, 3/15/38 (144A)‡	28,000,000	28,022,166
LoanMe Trust SBL 2019-1, 5.2500%, 8/15/30 (144A)	585,554	579,508
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,800,000	5,887,000
Madison Park Funding Ltd,
ICE LIBOR USD 3 Month + 3.5000%, 3.7413%, 1/15/33 (144A)‡	17,000,000	17,058,293
Madison Park Funding Ltd 2018-32A A1R,
ICE LIBOR USD 3 Month + 1.0000%, 0%, 1/22/31 (144A)‡	10,000,000	10,000,640
Madison Park Funding Ltd 2018-32A DR,
ICE LIBOR USD 3 Month + 3.2000%, 0%, 1/22/31 (144A)‡	7,000,000	7,001,015
Magnetite CLO Ltd 2015-12A ARR,
ICE LIBOR USD 3 Month + 1.1000%, 1.3413%, 10/15/31 (144A)‡	4,375,000	4,375,245
Magnetite XXII Ltd,
ICE LIBOR USD 3 Month + 3.6500%, 3.8913%, 4/15/31 (144A)‡	3,250,000	3,252,096
MBRT 2019-MBR H1,
ICE LIBOR USD 1 Month + 4.0000%, 4.1060%, 11/15/36 (144A)‡	5,000,000	4,878,744
Mello Warehouse Securitization Trust 2019-1,
ICE LIBOR USD 1 Month + 2.3500%, 2.4586%, 6/25/52 (144A)‡	9,010,000	9,085,629

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Mello Warehouse Securitization Trust 2019-2,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 11/25/52 (144A)‡	$8,020,000	$8,129,261
Mello Warehouse Securitization Trust 2021-1 F,
ICE LIBOR USD 1 Month + 2.7500%, 2.8586%, 2/25/55 (144A)‡	3,386,000	3,385,598
Mercury Financial Credit Card Master Trust 2021-1A B,
2.3300%, 3/20/26 (144A)	5,000,000	4,995,229
Mercury Financial Credit Card Master Trust 2021-1A C,
4.2100%, 3/20/26 (144A)	4,000,000	3,996,606
Morgan Stanley Capital I Trust 2007-T27 AJ, 6.0154%, 6/11/42‡	13,428,771	13,971,634
MRCD 2019-MARK Mortgage Trust, 2.7175%, 12/15/36 (144A)	13,000,000	12,099,859
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 3.3586%, 10/15/49 (144A)‡	13,756,000	13,665,942
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 3.8586%, 3/25/50 (144A)‡	7,500,000	7,761,236
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
ICE LIBOR USD 1 Month + 7.5000%, 7.6086%, 3/25/50 (144A)‡	2,000,000	2,074,662
Neighborly Issuer LLC 2021-1A A2, 3.5840%, 4/30/51 (144A)	10,000,000	9,982,125
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 3.0185%, 1/28/30 (144A)‡	6,000,000	5,918,364
Oak Hill Credit Partners 2012-7A AR3,
ICE LIBOR USD 3 Month + 1.0700%, 1.2380%, 2/20/34 (144A)‡	5,000,000	5,002,835
Oak Hill Credit Partners 2019-2A D,
ICE LIBOR USD 3 Month + 4.0000%, 4.2086%, 4/21/31 (144A)‡	3,500,000	3,504,288
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	12,580,000	12,840,285
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000	4,820,604
Oak Street Investment Grade Net Lease Fund 2021-1A A3,
2.8000%, 1/20/51 (144A)	5,000,000	5,080,287
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	2,400,000	2,474,082
Oasis Securitisation 2020-2A, 4.2624%, 5/15/32 (144A)	2,260,196	2,283,468
Oasis Securitisation 2021-1A A, 2.5792%, 2/15/33 (144A)	6,750,000	6,748,920
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 3.2148%, 4/24/29 (144A)‡	6,000,000	5,883,108
Octagon Investment Partners 40 Ltd,
ICE LIBOR USD 3 Month + 3.8000%, 4.0240%, 4/20/31 (144A)‡	5,000,000	5,001,110
Octagon Investment Partners XXI Ltd 2014-1A AAR3,
ICE LIBOR USD 3 Month + 1.0000%, 1.1938%, 2/14/31 (144A)‡	8,000,000	8,000,792
OneMain Direct Auto Receivables Trust 2019-1, 4.6800%, 4/14/31 (144A)	6,752,000	7,522,410
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	1,846,154	3,000,000
Palmer Square CLO Ltd 2018-2A A1A,
ICE LIBOR USD 3 Month + 1.1000%, 1.3234%, 7/16/31 (144A)‡	6,312,000	6,314,127
Palmer Square Loan Funding 2019-4 Ltd,
ICE LIBOR USD 3 Month + 3.2500%, 3.4678%, 10/24/27 (144A)‡	4,750,000	4,751,715
Palmer Square Loan Funding 2020-2 Ltd,
ICE LIBOR USD 3 Month + 3.0000%, 3.2240%, 4/20/28 (144A)‡	7,000,000	7,001,204
Palmer Square Loan Funding 2020-4A C,
ICE LIBOR USD 3 Month + 3.6000%, 3.7875%, 11/25/28 (144A)‡	3,000,000	3,015,342
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,367,000	4,343,683
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,065,000	5,815,884
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000	2,323,546
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	4,119,850	3,886,524
Preston Ridge Partners Mortgage Trust 2019-GS1, 4.7500%, 10/25/24 (144A)‡	3,959,889	3,954,385
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	8,500,000	7,951,982
Project Silver, 6.9000%, 7/15/44 (144A)	898,315	751,123
Prosper Marketplace Issuance Trust 2018-2A, 5.5000%, 10/15/24 (144A)	7,761,800	7,857,187
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	11,132,178	10,487,819
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000	1,555,892
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000	1,774,457
Santander Prime Auto Issuance Notes Trust 2018-A, 6.8000%, 9/15/25 (144A)	2,289,380	2,312,790
SB Multifamily Repack Trust 2020-FRR2 A1, 4.0000%, 12/27/39 (144A)‡	17,686,316	17,851,343
Sequoia Mortgage Trust 2018-8, 0.2713%, 11/25/48 (144A)‡,¤	61,594,283	76,044
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	2,314,471	2,484,941
Sierra Receivables Funding Co LLC 2021-1A C, 1.7900%, 11/20/37 (144A)	6,000,000	6,001,776
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	5,700,000	5,700,291
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,136,711	1,178,688
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	3,271,582	3,384,009
SoFi Consumer Loan Program 2019-1 Trust, 4.4200%, 2/25/28 (144A)	3,360,000	3,488,114
SoFi Consumer Loan Program 2019-2 Trust, 4.2000%, 4/25/28 (144A)	1,900,000	1,972,274
Sprite 2017-1 Ltd, 6.9000%, 12/15/37 (144A)	3,423,819	2,090,771
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	11,860,462	11,977,165
Station Place Securitization Trust Series 2020-WL1,
ICE LIBOR USD 1 Month + 2.2500%, 2.3586%, 6/25/51 (144A)‡	10,000,000	9,998,079
Summit Issuer LLC 2020-1A A2, 2.2900%, 12/20/50 (144A)	6,000,000	5,977,811

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	$2,500,000	$2,453,551
Symphony CLO Ltd 2012-9A D2R2,
ICE LIBOR USD 3 Month + 4.1000%, 4.3234%, 7/16/32 (144A)‡	11,000,000	10,976,988
Symphony CLO Ltd 2014-15A DR2,
ICE LIBOR USD 3 Month + 4.0000%, 4.2178%, 1/17/32 (144A)‡	2,000,000	2,000,462
Symphony CLO Ltd 2016-18A D,
ICE LIBOR USD 3 Month + 4.0000%, 4.2178%, 1/23/28 (144A)‡	5,000,000	5,000,795
Symphony CLO Ltd 2021-26A ER,
ICE LIBOR USD 3 Month + 7.5000%, 7.6092%, 4/20/33 (144A)‡	15,000,000	14,999,025
Tesla Auto Lease Trust 2020-A, 4.6400%, 8/20/24 (144A)	1,430,000	1,506,991
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,378,071	2,335,662
UBS-Barclays Commercial Mortgage Trust 2013-C5 C, 4.0838%, 3/10/46 (144A)‡	5,000,000	4,933,372
United Auto Credit Securitization Trust 2019-1 F, 6.0500%, 1/12/26 (144A)	4,000,000	4,094,161
United Auto Credit Securitization Trust 2020-1, 5.1900%, 2/10/25 (144A)	1,500,000	1,547,293
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	13,032,000	13,406,754
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	5,000,000	5,202,569
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	12,000,000	12,716,319
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	2,400,000	2,395,606
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	3,250,000	3,260,219
VB-S1 Issuer LLC, 5.2500%, 2/15/48 (144A)	664,000	683,359
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,675,000	5,706,061
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	5,958,000	6,146,125
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	1,591,775	1,617,953
Venture CDO Ltd 2021-42A A1A,
ICE LIBOR USD 3 Month + 1.1300%, 0%, 4/15/34 (144A)‡	10,000,000	10,001,060
Voya CLO Ltd 2018-2A E,
ICE LIBOR USD 3 Month + 5.2500%, 5.4869%, 7/15/31 (144A)‡	1,625,000	1,501,253
Vx Cargo 2018-1 Trust, 5.4380%, 12/15/33 (144A)	3,561,989	3,651,293
Westgate Resorts 2020-1A, 6.2130%, 3/20/34 (144A)	2,259,467	2,391,731
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000	7,313,133
Westlake Automobile Receivables Trust 2018-2, 6.0400%, 1/15/25 (144A)	1,600,000	1,639,073
Westlake Automobile Receivables Trust 2019-1, 5.6700%, 2/17/26 (144A)	2,000,000	2,079,117
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	10,667,517	8,642,432
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	2,205,864	1,479,828
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 2.6734%, 1/16/31 (144A)‡	1,250,000	1,250,525
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 1.7834%, 1/16/31 (144A)‡	3,090,000	3,091,564
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 1.6400%, 1.8634%, 7/16/31 (144A)‡	12,750,000	12,762,482
Z Capital Credit Partners CLO 2019-1 Ltd,
ICE LIBOR USD 3 Month + 2.7000%, 2.9234%, 7/16/31 (144A)‡	4,000,000	4,005,844
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,267,327,609)		1,268,469,735
Bank Loans and Mezzanine Loans– 8.4%
Asset Management & Custody Bank – 0.2%
IGT Holding IV AB, ICE LIBOR USD 1 Month + 3.7500%, 4.2500%, 3/22/28ƒ,‡	5,526,000	5,505,278
Basic Industry – 0.7%
Aruba Investments Holdings LLC,
ICE LIBOR USD 3 Month + 7.7500%, 8.5000%, 11/24/28‡	5,786,000	5,800,465
Cpc Acquisition Corp, ICE LIBOR USD 1 Month + 7.7500%, 8.5000%, 12/29/28‡	2,809,000	2,837,090
INEOS US Petrochem LLC,
ICE LIBOR USD 1 Month + 2.7500%, 3.2500%, 1/29/26ƒ,‡	3,622,000	3,608,418
Rohm Holding GmbH, ICE LIBOR USD 6 Month + 5.0000%, 5.2276%, 7/31/26‡	2,257,353	2,246,766
Spa US HoldCo Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.7500%, 3/10/28ƒ,‡	4,930,000	4,917,675
		19,410,414
Brokerage – 0.2%
Jane Street Group LLC, ICE LIBOR USD 1 Month + 2.7500%, 2.8585%, 1/26/28‡	6,384,998	6,311,187
Building Products – 0.1%
84 Lumber Co, ICE LIBOR USD 3 Month + 3.0000%, 3.7500%, 11/13/26‡	1,981,596	1,976,642
Capital Goods – 0.4%
CP Atlas Buyer Inc, ICE LIBOR USD 3 Month + 3.7500%, 4.2500%, 11/23/27‡	2,231,979	2,215,596
LABL Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.1145%, 7/1/26‡	954,960	951,617
Watlow Electric Manufacturing Co,
ICE LIBOR USD 1 Month + 4.0000%, 4.5000%, 3/2/28ƒ,‡	2,867,000	2,861,639
White Cap Buyer LLC, ICE LIBOR USD 3 Month + 4.0000%, 4.5000%, 10/19/27‡	5,209,753	5,196,729
		11,225,581
Communications – 1.5%
CCI Buyer Inc, ICE LIBOR USD 3 Month + 4.0000%, 4.7500%, 12/17/27‡	5,807,162	5,812,620
Consolidated Communications Inc,
ICE LIBOR USD 1 Month + 4.7500%, 5.7500%, 10/2/27‡	1,657,919	1,657,057
Eagle Broadband Investments LLC,
ICE LIBOR USD 3 Month + 3.0000%, 3.7500%, 11/12/27‡	4,541,618	4,526,494
Entravision Communications Corp,
ICE LIBOR USD 1 Month + 2.7500%, 2.8585%, 11/29/24‡	1,470,343	1,445,832

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Communications– (continued)
Formula One Management Ltd,
ICE LIBOR USD 1 Month + 2.5000%, 3.5000%, 2/1/24‡	$6,184,565		$6,116,905
GCI LLC, ICE LIBOR USD 1 Month + 2.7500%, 3.5000%, 10/15/25‡	10,353,928		10,293,564
Lions Gate Capital Holdings LLC,
ICE LIBOR USD 1 Month + 1.7500%, 1.8585%, 3/22/23‡	6,322,020		6,235,092
Traviata BV,
Euro Interbank Offered Rate 3 Month + 5.0000%, 5.0000%, 12/18/26‡	4,500,000	EUR	5,268,970
Virgin Media SFA Finance Ltd,
ICE LIBOR USD 1 Month + 3.2500%, 3.3004%, 11/15/27‡	550,000	GBP	747,551
			42,104,085
Consumer Cyclical – 2.5%
18 Fremont Street Acquisition LLC,
ICE LIBOR USD 3 Month + 8.0000%, 9.5000%, 8/9/25‡	10,861,813		10,970,431
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 7.5000%, 4/23/24‡	4,720,817		2,029,951
Boardriders Inc, ICE LIBOR USD 3 Month + 8.0000%, 9.0000%, 4/23/24‡,¢	1,311		1,311
CoreCivic Inc, ICE LIBOR USD 1 Month + 4.5000%, 5.5000%, 12/18/24‡	2,655,863		2,555,153
Enterprise Development Authority/The,
ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 2/18/28‡	5,678,433		5,692,629
Kodiak BP LLC, ICE LIBOR USD 3 Month + 3.2500%, 4.0000%, 3/12/28‡	1,863,000		1,851,356
Loire Finco Luxembourg,
Euro Interbank Offered Rate 3 Month + 2.7500%, 2.7500%, 4/21/27‡	2,660,000	EUR	3,098,889
Loire Finco Luxembourg, ICE LIBOR USD 1 Month + 3.0000%, 3.1085%, 4/21/27‡	11,503,292		11,354,670
Murphy USA Inc, ICE LIBOR USD 1 Month + 1.7500%, 2.2500%, 1/31/28‡	2,263,405		2,271,893
Playtika Holding Corp, ICE LIBOR USD 1 Month + 2.7500%, 2.8685%, 3/13/28ƒ,‡	9,111,000		9,054,056
Spectacle Gary Holdings LLC,
ICE LIBOR USD 1 Month + 9.0000%, 11.0000%, 12/23/25‡	232,140		253,033
Spectacle Gary Holdings LLC,
ICE LIBOR USD 3 Month + 9.0000%, 11.0000%, 12/23/25‡	3,203,535		3,491,854
Tacala Investment Corp, ICE LIBOR USD 1 Month + 3.5000%, 4.5000%, 2/5/27‡	7,043,607		6,983,947
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 8.2500%, 2/4/28‡	5,683,991		5,652,047
Woof Holdings Inc, ICE LIBOR USD 1 Month + 7.2500%, 8.0000%, 12/21/28‡	1,707,290		1,730,765
Zaxby's Operating Co LP,
ICE LIBOR USD 1 Month + 6.5000%, 7.2500%, 12/28/28‡	4,833,254		4,881,587
			71,873,572
Consumer Non-Cyclical – 1.1%
City Brewing Co LLC, ICE LIBOR USD 1 Month + 3.5000%, 4.2500%, 3/31/28‡	6,340,227		6,332,302
FC Compassus LLC, ICE LIBOR USD 1 Month + 4.2500%, 5.0000%, 12/31/26‡	11,450,399		11,488,529
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 5.0000%, 3/1/28‡	4,701,482		4,703,456
National Mentor Holdings Inc,
ICE LIBOR USD 1 Month + 7.2500%, 8.0000%, 2/16/29‡	1,742,478		1,755,547
Sunshine Luxembourg VII Sarl,
Euro Interbank Offered Rate 3 Month + 3.2500%, 3.2500%, 6/18/27ƒ,‡	3,571,904		3,564,760
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.2500%, 4.2500%, 9/3/24‡	2,681,269		2,652,364
			30,496,958
Electric – 0.1%
Granite Acquisition Inc,
ICE LIBOR USD 1 Month + 2.7500%, 3.2500%, 3/24/28ƒ,‡	3,000,000		2,988,750
Technology – 1.6%
Acuris Finance US Inc, ICE LIBOR USD 1 Month + 4.0000%, 4.5000%, 2/16/28‡	3,797,000		3,763,776
Epicor Software Corp, ICE LIBOR USD 1 Month + 4.2500%, 4.0000%, 7/30/27‡	7,360,015		7,333,077
Excelitas Technologies, ICE LIBOR USD 3 Month + 7.5000%, 8.5000%, 12/1/25‡	1,350,000		1,347,300
Finastra USA Inc, ICE LIBOR USD 3 Month + 3.5000%, 4.5000%, 6/13/24‡	7,419,011		7,263,508
LogMeIn Inc, ICE LIBOR USD 1 Month + 4.7500%, 4.8535%, 8/31/27‡	6,800,511		6,777,117
RealPage Inc, ICE LIBOR USD 1 Month + 3.2500%, 3.7500%, 2/18/28ƒ,‡	6,652,120		6,617,928
RSA Security LLC, ICE LIBOR USD 3 Month + 5.0000%, 6.0000%, 9/1/27‡	11,868,255		11,897,926
Ultra Clean Holdings Inc, ICE LIBOR USD 1 Month + 3.7500%, 0%, 8/27/25ƒ,‡	1,950,362		1,952,800
			46,953,432
Total Bank Loans and Mezzanine Loans (cost $239,086,655)			238,845,899
Corporate Bonds– 36.7%
Banking – 1.6%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		6,216,445
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		5,373,187
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	2,998,000		3,248,183
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	9,973,000		10,745,907
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	3,282,000		3,076,875
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	5,226,000		5,029,381
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	3,476,000		3,593,315
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	2,512,000		2,540,260

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Banking– (continued)
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	$6,392,000		$6,407,980
			46,231,533
Basic Industry – 2.9%
Allegheny Technologies Inc, 7.8750%, 8/15/23	5,636,000		6,113,369
Arconic Rolled Products, 6.1250%, 2/15/28 (144A)	6,341,000		6,753,165
CSN Islands XI Corp, 6.7500%, 1/28/28 (144A)	7,343,000		7,780,276
GPD Companies Inc, 10.1250%, 4/1/26 (144A)	1,356,000		1,488,210
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		7,189,947
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,957,000		7,426,598
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	2,658,000		2,692,022
Infrabuild Australia Pty Ltd, 12.0000%, 10/1/24 (144A)	1,008,000		1,008,000
Iris Holdings Inc, 8.7500%, 2/15/26 (144A)	6,203,000		6,280,538
Kraton Polymers LLC/Kraton Polymers Capital Corp, 4.2500%, 12/15/25 (144A)	4,209,000		4,224,784
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	4,974,000		5,421,660
Novelis Sheet Ingot GmbH, 3.3750%, 4/15/29 (144A)	3,810,000	EUR	4,602,415
OCI NV, 5.2500%, 11/1/24 (144A)	2,769,000		2,879,760
PolyOne Corp, 5.7500%, 5/15/25 (144A)	7,137,000		7,583,062
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc,
5.1250%, 4/1/29 (144A)	10,468,000		10,795,125
			82,238,931
Biotechnology – 0.2%
Neurocrine Biosciences Inc, 2.2500%, 5/15/24	4,491,000		6,037,588
Brokerage – 0.7%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,255,000		2,491,031
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 3.1680%, 4.0000%‡,µ	5,556,000		5,638,229
Compass Group Diversified Holdings LLC, 5.2500%, 4/15/29 (144A)	6,326,000		6,632,368
Intercontinental Exchange Inc, 1.8500%, 9/15/32	4,973,000		4,555,244
			19,316,872
Capital Goods – 3.9%
Allegion US Holding Co Inc, 3.5500%, 10/1/27	922,000		985,924
ARD Finance SA, 5.0000%, 6/30/27	12,896,000	EUR	15,460,381
ARD Finance SA, 5.0000%, 6/30/27 (144A)	2,000,000	EUR	2,397,702
ARD Finance SA, 6.5000%, 6/30/27 (144A)	3,542,344		3,719,461
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
4.1250%, 8/15/26 (144A)	7,429,000		7,612,719
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc,
5.2500%, 8/15/27 (144A)	4,928,000		5,026,954
Beacon Roofing Supply Inc, 4.5000%, 11/15/26 (144A)	1,644,000		1,689,210
BWX Technologies Inc, 4.1250%, 4/15/29 (144A)	1,071,000		1,085,726
CP Atlas Buyer Inc, 7.0000%, 12/1/28 (144A)	6,288,000		6,609,002
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	3,561,887
LABL Escrow Issuer LLC, 10.5000%, 7/15/27 (144A)	8,928,000		9,942,221
NESCO Holdings II Inc, 5.5000%, 4/15/29 (144A)	2,955,000		3,031,239
Sofima Holdings SpA, 3.7500%, 1/15/28 (144A)	3,480,000	EUR	4,106,131
Summit Materials LLC / Summit Materials Finance Corp,
5.2500%, 1/15/29 (144A)	8,295,000		8,657,906
TransDigm Inc, 7.5000%, 3/15/27	4,734,000		5,041,710
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	6,958,000		7,550,822
Vertical Holdco GmbH, 7.6250%, 7/15/28 (144A)	3,479,000		3,740,795
Vontier Corp, 2.9500%, 4/1/31 (144A)	7,107,000		6,933,589
Wabtec Corp, 4.9500%, 9/15/28	3,330,000		3,794,074
White Cap Buyer LLC, 6.8750%, 10/15/28 (144A)	6,065,000		6,439,150
White Cap Parent LLC, 8.2500%, 3/15/26 (144A)#	4,085,000		4,258,613
			111,645,216
Communications – 4.0%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		6,736,282
AT&T INC, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%, 2/18/70‡	5,300,000	EUR	6,201,822
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		7,251,791
Cablevision Lightpath LLC, 5.6250%, 9/15/28 (144A)	12,407,000		12,589,383
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7000%, 4/1/51	4,901,000		4,583,927
Consolidated Communications Inc, 5.0000%, 10/1/28 (144A)	6,700,000		6,752,260
Consolidated Communications Inc, 6.5000%, 10/1/28 (144A)	2,029,000		2,191,584
CSC Holdings LLC, 7.5000%, 4/1/28 (144A)	5,055,000		5,574,654
Globo Comunicacao e Participacoes SA, 4.8750%, 1/22/30 (144A)	1,250,000		1,259,375
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	5,000,000		5,268,750
Liberty Interactive LLC, 8.5000%, 7/15/29	5,972,000		6,808,080
Lions Gate Capital Holdings LLC, 6.3750%, 2/1/24 (144A)	2,466,000		2,544,616
Lions Gate Capital Holdings LLC, 5.8750%, 11/1/24 (144A)	743,000		764,829
Netflix Inc, 3.6250%, 6/15/30	5,837,000	EUR	8,001,155

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
Nexstar Broadcasting Inc, 4.7500%, 11/1/28 (144A)	$4,682,000		$4,731,325
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	4,808,000		4,710,350
T-Mobile USA Inc, 4.5000%, 4/15/50 (144A)	4,170,000		4,682,451
Uniti Group LP / Uniti Group Finance Inc, 6.5000%, 2/15/29 (144A)	7,508,000		7,414,150
Verizon Communications Inc, 2.5500%, 3/21/31	2,796,000		2,793,463
Verizon Communications Inc, 3.7000%, 3/22/61	2,829,000		2,795,384
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	5,911,000		5,903,611
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)	4,728,000		4,815,113
			114,374,355
Construction & Engineering – 0.2%
Arcosa Inc, 4.3750%, 4/15/29 (144A)	5,045,000		5,045,000
Consumer Cyclical – 8.4%
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	5,105,000		5,095,811
Arches Buyer Inc, 6.1250%, 12/1/28 (144A)	4,096,000		4,218,880
Carnival Corp, 7.6250%, 3/1/26 (144A)	3,563,000		3,827,731
Cars.com Inc, 6.3750%, 11/1/28 (144A)	5,960,000		6,213,300
Carvana Co, 5.5000%, 4/15/27 (144A)	6,975,000		7,011,619
CCM Merger Inc, 6.3750%, 5/1/26 (144A)	3,093,000		3,284,364
Cushman & Wakefield Inc, 6.7500%, 5/15/28 (144A)	5,761,000		6,229,081
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
10.5000%, 2/15/23 (144A)	12,041,000		12,462,435
Empire Communities Corp, 7.0000%, 12/15/25 (144A)	2,447,000		2,578,526
Expedia Group Inc, 6.2500%, 5/1/25 (144A)	2,953,000		3,415,770
Expedia Group Inc, 2.9500%, 3/15/31 (144A)	4,324,000		4,264,761
Ford Motor Co, 9.0000%, 4/22/25	3,198,000		3,873,146
Ford Motor Co, 6.3750%, 2/1/29	1,356,000		1,505,160
Ford Motor Co, 9.6250%, 4/22/30	5,512,000		7,692,216
Ford Motor Co, 7.4500%, 7/16/31	6,370,000		8,031,487
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)	8,378,000		8,925,083
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	5,229,000		5,404,041
Goldstory SAS, 5.3750%, 3/1/26 (144A)	2,900,000	EUR	3,480,605
IHO Verwaltungs GmbH, 3.8750%, 5/15/27 (144A)	8,638,149	EUR	10,431,435
IRB Holding Corp, 7.0000%, 6/15/25 (144A)	5,992,000		6,450,088
IRB Holding Corp, 6.7500%, 2/15/26 (144A)	11,146,000		11,536,110
Jaguar Land Rover Automotive PLC, 7.7500%, 10/15/25 (144A)	6,265,000		6,791,072
Life Time Inc, 5.7500%, 1/15/26 (144A)	6,308,000		6,489,670
Life Time Inc, 8.0000%, 4/15/26 (144A)#	2,616,000		2,694,480
LSF9 Atlantis Holdings LLC / Victra Finance Corp, 7.7500%, 2/15/26 (144A)	6,598,000		6,751,931
Matthews International Corp, 5.2500%, 12/1/25 (144A)	6,468,000		6,686,295
Newco GB SAS, 8.0000%, 12/15/22	3,489,922	EUR	4,061,570
Prime Security Services Borrower LLC / Prime Finance Inc,
3.3750%, 8/31/27 (144A)	3,052,000		2,960,440
Prime Security Services Borrower LLC / Prime Finance Inc,
6.2500%, 1/15/28 (144A)	3,877,000		4,035,918
PulteGroup Inc, 7.8750%, 6/15/32	2,122,000		2,985,505
Realogy Group LLC / Realogy Co-Issuer Corp, 9.3750%, 4/1/27 (144A)	5,612,000		6,215,199
Realogy Group LLC / Realogy Co-Issuer Corp, 5.7500%, 1/15/29 (144A)	2,420,000		2,386,725
Rent-A-Center Inc, 6.3750%, 2/15/29 (144A)	5,870,000		6,222,200
Sands China Ltd, 4.3750%, 6/18/30	3,143,000		3,324,634
Scientific Games International Inc, 7.0000%, 5/15/28 (144A)	6,784,000		7,249,450
Shea Homes LP / Shea Homes Funding Corp, 4.7500%, 4/1/29 (144A)	8,600,000		8,698,900
TriNet Group Inc, 3.5000%, 3/1/29 (144A)	6,934,000		6,782,839
Twin River Worldwide Holdings Inc, 6.7500%, 6/1/27 (144A)	5,868,000		6,293,459
Wendy's International LLC, 7.0000%, 12/15/25	5,841,000		6,483,510
Wyndham Destinations Inc, 6.6250%, 7/31/26 (144A)	9,279,000		10,534,913
Wynn Macau Ltd, 5.6250%, 8/26/28 (144A)	6,155,000		6,433,822
			240,014,181
Consumer Non-Cyclical – 5.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 3/15/29 (144A)	4,108,000		3,909,337
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	5,584,000		5,919,040
Cheplapharm Arzneimittel GmbH, 5.5000%, 1/15/28 (144A)	2,147,000		2,230,239
CHS/Community Health Systems Inc, 8.1250%, 6/30/24 (144A)	5,324,000		5,585,142
CHS/Community Health Systems Inc, 6.6250%, 2/15/25 (144A)	5,541,000		5,849,246
CHS/Community Health Systems Inc, 6.8750%, 4/15/29 (144A)	3,510,000		3,674,514
Dole Food Co Inc, 7.2500%, 6/15/25 (144A)	8,957,000		9,193,062
Fresh Market Inc/The, 9.7500%, 5/1/23 (144A)	7,220,000		7,427,575
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000		10,246,350
Hasbro Inc, 3.9000%, 11/19/29	4,699,000		5,053,589
HLF Financing Sarl LLC / Herbalife International Inc,
7.8750%, 9/1/25 (144A)	3,429,000		3,729,038
HLF Financing Sarl LLC / Herbalife International Inc,
7.2500%, 8/15/26 (144A)	3,632,000		3,804,520

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 6.5000%, 4/15/29 (144A)	11,362,000		12,833,379
LifePoint Health Inc, 5.3750%, 1/15/29 (144A)	$4,736,000		$4,664,960
MEDNAX Inc, 6.2500%, 1/15/27 (144A)	6,330,000		6,768,669
MPH Acquisition Holdings LLC, 5.7500%, 11/1/28 (144A)#	9,281,000		9,048,975
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.3750%, 6/1/25 (144A)	3,412,000		3,668,241
Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA,
7.2500%, 2/1/28 (144A)	2,665,000		2,919,934
Pilgrim's Pride Corp, 4.2500%, 4/15/31 (144A)	13,444,000		13,393,316
Smithfield Foods Inc, 3.0000%, 10/15/30 (144A)	3,136,000		3,118,721
Surgery Center Holdings Inc, 6.7500%, 7/1/25 (144A)	5,180,000		5,294,996
Sysco Corp, 6.6000%, 4/1/50	4,378,000		6,323,455
Tenet Healthcare Corp, 6.8750%, 11/15/31	3,354,000		3,728,407
Teva Pharmaceutical Finance Netherlands III BV, 2.8000%, 7/21/23	5,902,000		5,875,736
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	6,856,000		6,556,050
			150,816,491
Electric – 1.5%
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	5,380,000		5,810,400
DPL Inc, 4.1250%, 7/1/25 (144A)	7,692,000		8,149,059
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	4,969,000		4,762,618
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	6,498,000		7,078,658
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	8,630,000		8,425,037
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	7,409,000		7,223,775
			41,449,547
Energy – 1.6%
Antero Resources Corp, 7.6250%, 2/1/29 (144A)	3,843,000		4,092,795
CNX Resources Corp, 6.0000%, 1/15/29 (144A)	4,147,000		4,309,479
DCP Midstream Operating LP, 5.6000%, 4/1/44	2,517,000		2,517,000
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	6,693,000		6,471,997
EQM Midstream Partners LP, 5.5000%, 7/15/28	1,750,000		1,837,045
Great Western Petroleum LLC / Great Western Finance Corp,
12.0000%, 9/1/25 (144A)	3,407,000		3,032,230
NGL Energy Partners LP / NGL Energy Finance Corp, 7.5000%, 2/1/26 (144A)	6,471,000		6,648,953
NGPL PipeCo LLC, 7.7680%, 12/15/37 (144A)	1,812,000		2,403,404
NuStar Logistics LP, 5.7500%, 10/1/25	8,135,000		8,708,680
ONEOK Inc, 3.1000%, 3/15/30	5,174,000		5,208,067
			45,229,650
Finance Companies – 0.4%
Avolon Holdings Funding Ltd, 2.7500%, 2/21/28 (144A)	7,463,000		7,013,382
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		5,619,180
			12,632,562
Financial Institutions – 0.8%
CPI Property Group SA, 4.7500%, 3/8/23	5,366,000		5,706,881
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	6,881,310
Vivion Investments Sarl, 3.0000%, 8/8/24	8,800,000	EUR	10,026,805
			22,614,996
Industrial – 0.2%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		5,256,250
Industrial Conglomerates – 0.4%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5139%‡,µ	10,974,000		10,370,430
Information Technology Services – 0.4%
KBR Inc, 4.7500%, 9/30/28 (144A)	12,552,000		12,749,694
Insurance – 0.9%
Athene Holding Ltd, 6.1500%, 4/3/30	5,492,000		6,694,779
Athene Holding Ltd, 3.5000%, 1/15/31	6,715,000		6,900,253
MGIC Investment Corp, 5.2500%, 8/15/28	8,400,000		8,725,500
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	3,317,000		3,354,150
			25,674,682
Real Estate Investment Trusts (REITs) – 1.2%
Agree LP, 2.9000%, 10/1/30	1,968,000		1,982,128
American Homes 4 Rent LP, 4.2500%, 2/15/28	2,350,000		2,576,499
Global Net Lease Inc/Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000		8,187,685
Lexington Realty Trust, 2.7000%, 9/15/30	5,313,000		5,185,903
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	5,543,000		5,439,457
Omega Healthcare Investors Inc, 3.3750%, 2/1/31	6,077,000		6,027,578
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	5,717,000		5,343,180
			34,742,430
Real Estate Management & Development – 0.1%
Howard Hughes Corp, 4.1250%, 2/1/29 (144A)	2,062,000		2,016,059

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Real Estate Management & Development– (continued)
Howard Hughes Corp, 4.3750%, 2/1/31 (144A)	$2,062,000	$2,019,471
		4,035,530
Technology – 0.7%
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	6,629,000	6,745,008
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	2,639,000	2,580,145
Oracle Corp, 3.6000%, 4/1/50	4,065,000	3,937,285
Rocket Software Inc, 6.5000%, 2/15/29 (144A)	6,927,000	6,989,343
		20,251,781
Transportation – 1.3%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	6,288,000	6,492,360
Southwest Airlines Co, 5.2500%, 5/4/25	4,548,000	5,174,797
Southwest Airlines Co, 5.1250%, 6/15/27	5,572,000	6,405,959
StorCentric Inc, 5.8750%, 2/19/23 (144A)	6,000,000	5,970,000
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	12,880,000	13,575,520
		37,618,636
Total Corporate Bonds (cost $1,013,561,598)		1,048,346,355
Mortgage-Backed Securities– 15.0%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	8,068,484	8,102,533
2.0000%, TBA, 15 Year Maturity	12,576,162	12,905,154
2.0000%, TBA, 30 Year Maturity	71,576,830	71,438,398
3.0000%, TBA, 30 Year Maturity	14,393,132	14,993,038
3.5000%, TBA, 15 Year Maturity	5,026,417	5,358,864
3.0000%, TBA, 15 Year Maturity	6,503,441	6,865,423
2.5000%, TBA, 15 Year Maturity	16,077,000	16,730,209
3.5000%, TBA, 30 Year Maturity	26,931,400	28,451,408
4.0000%, TBA, 30 Year Maturity	34,804,865	37,344,228
4.5000%, TBA, 30 Year Maturity	7,181,000	7,817,165
2.5000%, TBA, 30 Year Maturity	18,574,600	19,059,397
		229,065,817
Fannie Mae Pool:
3.0000%, 10/1/34	286,112	304,548
6.0000%, 2/1/37	974	1,135
3.0000%, 9/1/42	1,685,980	1,798,509
3.0000%, 1/1/43	2,121,490	2,263,086
3.0000%, 2/1/43	6,548,914	6,943,061
3.0000%, 2/1/43	926,027	987,834
3.0000%, 2/1/43	67,401	72,072
3.0000%, 3/1/43	2,464,872	2,635,711
3.0000%, 3/1/43	785,556	840,003
3.0000%, 5/1/43	6,468,856	6,829,171
3.0000%, 5/1/43	664,459	710,512
3.0000%, 5/1/43	2,774	2,966
5.0000%, 7/1/44	10,081	11,442
4.5000%, 10/1/44	5,842	6,530
4.5000%, 3/1/45	9,040	10,104
3.0000%, 7/1/45	3,608,730	3,858,850
3.5000%, 12/1/45	505,084	540,797
4.5000%, 2/1/46	13,375	14,983
3.5000%, 7/1/46	20,376	21,967
3.0000%, 9/1/46	1,573,260	1,678,265
3.0000%, 11/1/46	346,329	373,162
3.0000%, 1/1/47	139,546	150,358
3.5000%, 3/1/47	434,471	465,190
4.0000%, 5/1/47	1,383,020	1,525,748
3.5000%, 7/1/47	366,680	392,606
3.5000%, 8/1/47	4,868	5,162
3.5000%, 1/1/48	5,546	5,904
4.0000%, 1/1/48	19,741	21,338
3.0000%, 2/1/48	63,009	66,677
3.5000%, 3/1/48	4,364,270	4,689,661
4.0000%, 3/1/48	7,410	8,003
3.0000%, 5/1/48	28,597	30,115
3.5000%, 7/1/48	10,514,405	11,215,195
4.5000%, 12/1/48	1,047,439	1,162,767
3.0000%, 9/1/49	505,795	530,893
2.5000%, 1/1/50	1,299,634	1,339,029
3.0000%, 2/1/57	7,161,569	7,698,297
3.0000%, 6/1/57	32,101	34,493
		59,246,144
Freddie Mac Gold Pool:
3.5000%, 1/1/47	307,231	333,463

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool:
3.0000%, 5/1/31	$2,352,598	$2,502,853
3.0000%, 9/1/32	363,525	387,643
3.0000%, 1/1/33	185,015	197,290
3.0000%, 10/1/34	554,182	591,522
3.0000%, 10/1/34	229,157	243,920
6.0000%, 4/1/40	22,200	25,934
3.0000%, 2/1/43	6,302	6,742
3.5000%, 2/1/43	7,332	7,983
3.0000%, 3/1/43	137,494	145,723
3.0000%, 3/1/43	4,389	4,695
3.0000%, 6/1/43	392,364	406,095
3.0000%, 11/1/43	6,491,958	6,931,328
3.5000%, 2/1/44	18,990	20,677
4.5000%, 5/1/44	4,957	5,542
3.5000%, 12/1/44	355,419	384,314
3.0000%, 1/1/45	4,347	4,599
3.5000%, 7/1/46	5,014	5,343
3.0000%, 10/1/46	24,986	26,331
4.0000%, 3/1/47	12,075	13,205
3.5000%, 9/1/47	7,696	8,162
3.5000%, 11/1/47	144,216	153,676
3.5000%, 12/1/47	68,234	73,506
3.5000%, 12/1/47	5,725	6,101
3.5000%, 2/1/48	5,720	6,091
3.5000%, 2/1/48	4,442	4,722
4.0000%, 4/1/48	2,566	2,776
4.5000%, 4/1/49	2,766,562	3,022,235
4.0000%, 5/1/49	6,179,100	6,643,439
4.0000%, 5/1/49	376,505	405,505
3.5000%, 8/1/49	4,283,164	4,521,017
3.0000%, 10/1/49	632,380	657,924
3.0000%, 10/1/49	335,479	349,030
3.0000%, 11/1/49	1,151,547	1,198,062
3.0000%, 11/1/49	284,379	295,866
3.0000%, 11/1/49	50,407	52,443
3.0000%, 12/1/49	2,538,296	2,640,827
3.0000%, 12/1/49	1,468,932	1,528,268
3.0000%, 12/1/49	595,349	619,397
2.5000%, 1/1/50	533,922	550,107
3.0000%, 3/1/50	1,765,536	1,847,174
		36,498,067
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	10,255,352	10,351,342
3.5000%, TBA, 30 Year Maturity	28,369,462	29,934,605
3.0000%, TBA, 30 Year Maturity	30,699,921	31,969,056
2.5000%, TBA, 30 Year Maturity	12,786,001	13,191,062
4.0000%, TBA, 30 Year Maturity	16,054,402	17,135,827
		102,581,892
Ginnie Mae I Pool:
4.5000%, 8/15/46	17,450	19,812
4.0000%, 7/15/47	8,206	8,930
4.0000%, 8/15/47	1,406	1,530
4.0000%, 11/15/47	3,778	4,111
4.0000%, 12/15/47	5,187	5,645
		40,028
Ginnie Mae II Pool:
4.5000%, 2/20/48	268,173	292,063
4.5000%, 5/20/48	9,207	10,137
4.5000%, 5/20/48	1,968	2,166
		304,366
Total Mortgage-Backed Securities (cost $426,176,731)		428,069,777
Common Stocks– 0.3%
Health Care Equipment & Supplies – 0.3%
Ortho Clinical Diagnostics Holdings PLC*((cost $7,003,133)	411,949	7,948,556
Preferred Stocks– 1.3%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Electric Utilities – 0.1%
American Electric Power Co Inc, 6.1250%, 8/15/23	37,583	1,893,807
Finance Companies – 0.2%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	350,000
Prosper Pass-Thru Trust II Series 2019-St1, 7/15/25 (144A)	27,406,764	2,114,596
Upstart Securitization Trust 2019-3, 1/21/30 (144A)	8,250	2,633,126

Shares or Principal Amounts		Value
Preferred Stocks– (continued)
Finance Companies– (continued)
Upstart Securitization Trust 2021-1 CERT, 3/20/31 (144A)	1,989	$999,572
		6,097,294
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co, 6.0000%, 6/1/23	94,450	5,073,854
Boston Scientific Corp, 5.5000%, 6/1/23	59,100	6,397,575
		11,471,429
Industrial – 0.1%
Project Silver, 3/15/44 (144A)‡	1,500,000	410,625
START Ireland, 3/15/44 (144A)‡	1,500,000	390,000
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	602,323
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	1,500,000
		2,902,948
Student Loan – 0.3%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	677,500
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	1,103,043
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)	58,000	1,570,640
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)	76,000	1,503,334
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)	70,900	1,600,922
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	2,157,980
		8,613,419
Wireless Telecommunication Services – 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.2500%, 6/1/23 (144A)	5,561	6,254,179
Total Preferred Stocks (cost $55,443,593)		37,243,861
Investment Companies– 8.1%
Money Markets – 8.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $232,493,890)	232,473,366	232,496,614
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	6,785,748	6,785,748
Time Deposits – 0.2%
Royal Bank of Canada, 0.0300%, 4/1/21	$4,435,537	4,435,537
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,221,285)		11,221,285
Total Investments (total cost $3,252,314,494) – 114.6%		3,272,642,082
Liabilities, net of Cash, Receivables and Other Assets – (14.6)%		(416,736,600)
Net Assets – 100%		$2,855,905,482

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,660,604,522	81.3%
Cayman Islands	381,344,590	11.6
Luxembourg	41,905,391	1.3
United Kingdom	39,042,079	1.2
Germany	32,736,342	1.0
Peru	14,616,545	0.4
Czech Republic	12,588,191	0.4
Israel	12,431,786	0.4
Panama	11,589,632	0.4
Netherlands	10,430,582	0.3
Macao	9,758,456	0.3
Ireland	9,655,308	0.3
Brazil	9,039,651	0.3
France	7,542,175	0.2
Sweden	5,505,278	0.2
Italy	4,106,131	0.1
Switzerland	3,076,875	0.1
Burkina Faso	2,692,022	0.1
Canada	2,578,526	0.1
Australia	1,008,000	0.0
Bermuda	390,000	0.0

Total	$3,272,642,082	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 8.1%
Money Markets - 8.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$108,086	$(890)	$2,724	$232,496,614
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	29,364∆	-	-	6,785,748
Total Affiliated Investments - 8.3%	$137,450	$(890)	$2,724	$239,282,362

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 8.1%
Money Markets - 8.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	73,446,272	1,299,327,435	(1,140,278,927)	232,496,614
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	1,648,112	64,556,868	(59,419,232)	6,785,748

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
British Pound	6/7/21	(27,600)	$38,550	$499
Euro	6/7/21	(46,249,000)	56,007,539	1,699,706

				1,700,205
Barclays Capital, Inc.:
British Pound	6/7/21	(140,600)	196,427	2,588
Euro	6/7/21	(8,462,400)	10,249,440	312,477

				315,065
BNP Paribas:
Euro	6/7/21	(718,000)	869,531	26,420
Citibank, National Association:
British Pound	6/7/21	1,600	(2,220)	(14)
British Pound	6/7/21	(203,800)	284,656	3,685
Euro	6/7/21	25,315,000	(30,165,002)	(438,893)
Euro	6/7/21	(21,844,500)	26,272,365	621,488

				186,266
HSBC Securities (USA), Inc.:
British Pound	6/7/21	(870,000)	1,215,286	15,850
Euro	6/7/21	15,000	(18,166)	(552)

				15,298
JPMorgan Chase Bank, National Association:
British Pound	6/7/21	695,400	(971,661)	(12,940)
Euro	6/7/21	6,812,000	(8,172,751)	(173,769)
Euro	6/7/21	(30,823,200)	37,334,077	1,139,971

				953,262
Total				$3,196,516

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
2 Year US Treasury Note	760	7/6/21	$167,752,187	$(172,189)	$(35,626)
5 Year US Treasury Note	6,241	7/6/21	770,129,652	(9,410,255)	(1,023,911)
Total - Futures Purchased				(9,582,444)	(1,059,537)
Futures Sold:
Ultra 10-Year Treasury Note	1,067	6/30/21	(153,314,563)	5,385,016	366,781
US Treasury Long Bond	65	6/30/21	(10,048,594)	404,584	28,438
Total - Futures Sold				5,789,600	395,219
Total				$(3,792,844)	$(664,318)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
1.6590% Fixed Rate	ICE LIBOR USD 3M	Semiannual	8/23/49	22,000,000	USD	$750	$2,593,575	$(11,048)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value(a)
Credit default swaps, buy protection	$ (228,304)
Forward foreign currency exchange contracts, purchased	6,714,467
Forward foreign currency exchange contracts, sold	114,574,963
Futures contracts, purchased	725,104,206
Futures contracts, sold	164,154,820
Interest rate swaps, pay fixed rate/receive floating rate	(1,822,719)

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $1,898,004,754, which represents 66.5% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,268,469,735	$-
Bank Loans and Mezzanine Loans	-	238,844,588	1,311
Corporate Bonds	-	1,048,346,355	-
Mortgage-Backed Securities	-	428,069,777	-
Common Stocks	7,948,556	-	-
Preferred Stocks	-	37,233,076	10,785
Investment Companies	-	232,496,614	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,221,285	-
Total Investments in Securities	$7,948,556	$3,264,681,430	$12,096
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,822,684	-
Variation Margin Receivable	395,219	-	-
Total Assets	$8,343,775	$3,268,504,114	$12,096
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$626,168	$-
Variation Margin Payable	1,070,585	11,048	-
Total Liabilities	$1,070,585	$637,216	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70289 05-21